SIGNIFICANT TRANSACTIONS - VEON sale of its Pakistan tower portfolio to Engro Corp Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 03, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities in business combination [line items]
Reclassification of foreign currency translation reserve		$ 355.0	$ 36.0	$ (3,414.0)
Sale and leaseback of Deodar
Disclosure of contingent liabilities in business combination [line items]
Cash consideration	$ 562.5	(548.0)
Portion of consideration paid (received) consisting of cash and cash equivalents	187.5
Consideration payment, monthly instalment	$ 20.0
Consideration payment period	19 months
Lease period	12 years
Lease liabilities	$ 633.0	633.0
Right-of-use assets	333.0	333.0
Gain (loss) on disposal	300.0
Reclassification of foreign currency translation reserve	454.0	454.0
Net deferred tax position	109.0	109.0
Loss on disposal	502.0	$ 502.0
Sale and leaseback of Deodar | Present vlue
Disclosure of contingent liabilities in business combination [line items]
Cash consideration	$ 547.5